                                                           FILE NUMBER 028-00568

                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2009

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2009.


                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for Torray LLC

Torray LLC

September 30, 2009

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
                                                                             Item 6                               Item 8
                           Item 2    Item 3     Item 4     Item 5            Invest                          Voting Authority
Item 1                      Title    CUSIP   Fair Market    Total  --------------------------  Item 7  ----------------------------
Name of Issuer            of Class   Number     Value      Shares  (a)Sole (b)Shared (c)Other Managers  (a) Sole (b) Shared (c)None
------------------------- -------- --------- ----------- --------- ------- --------- -------- -------- --------- ---------- -------
Abbott Laboratories        common  002824100  11,824,418   239,022    X                          All     227,322      0      11,700
American Express Company   common  025816109  10,669,957   314,748    X                          All     297,123      0      17,625
Applied Materials, Inc.    common  038222105  12,200,378   910,476    X                          All     878,519      0      31,957
AT & T Inc.                common  00206R102  13,221,395   489,500    X                          All     470,600      0      18,900
Automatic Data
Processing, Inc.           common  053015103  14,753,063   375,396    X                          All     357,496      0      17,900
Beckton Dickinson and Co   common  075887109  10,940,288   156,850    X                          All     149,250      0       7,600
Cintas Corporation         common  172908105  15,916,266   525,116    X                          All     499,916      0      25,200
Cisco Systems, Inc.        common  17275R102  13,953,900   592,774    X                          All     560,974      0      31,800
Dow Chemical               common  260543103  10,469,712   401,600    X                          All     378,300      0      23,300
du Pont (E.I.) de Nemours  common  263534109   9,650,035   300,250    X                          All     283,150      0      17,100
Eaton Corporation          common  278058102  10,174,882   179,800    X                          All     171,400      0       8,400
EMC Corporation            common  268648102  14,711,757   863,366    X                          All     823,832      0      39,534
Gannett Co., Inc.          common  364730101   9,924,458   793,322    X                          All     767,422      0      25,900
General Electric Company   common  369604103  11,348,338   691,129    X                          All     663,249      0      27,880
Illinois Tool Works Inc.   common  452308109  14,983,309   350,815    X                          All     340,040      0      10,775
Intel Corporation          common  458140100  12,300,724   628,550    X                          All     596,550      0      32,000
International Business
Machines                   common  459200101  14,136,706   118,190    X                          All     113,290      0       4,900
Johnson & Johnson          common  478160104  13,764,793   226,060    X                          All     214,399      0      11,661
Kraft Foods Inc.           common  50075N104  12,987,888   494,400    X                          All     471,000      0      23,400
LaBranche & Co Inc.        common  505447102   8,411,947 2,474,102    X                          All   2,390,004      0      84,098
Loews Corporation          common  540424108  16,606,113   484,850    X                          All     471,350      0      13,500
Marsh & McLennan
Companies, Inc.            common  571748102  14,724,860   595,425    X                          All     569,352      0      26,073
McGraw-Hill Companies
Inc.                       common  580645109   9,678,749   384,994    X                          All     367,594      0      17,400
O'Reilly Automotive, Inc.  common  686091109   7,189,511   198,935    X                          All     189,235      0       9,700
Owens Corning              common  690742101   9,881,300   440,147    X                          All     423,547      0      16,600
The Procter & Gamble
Company                    common  742718109  13,730,631   237,062    X                          All     227,262      0       9,800
UnitedHealth Group Inc.    common  91324P102  12,180,057   486,424    X                          All     468,224      0      18,200
The Walt Disney Company    common  254687106  14,973,746   545,293    X                          All     517,218      0      28,075
Verizon Communications
Inc.                       common  92343V104     302,700    10,000    X                          All      10,000      0           0
Wellpoint, Inc.            common  94973V107  12,364,275   261,070    X                          All     249,670      0      11,400
Western Union Company      common  959802109  12,876,952   680,600    X                          All     647,600      0      33,000
3M Company                 common  88579Y101  16,789,500   227,500    X                          All     216,400      0      11,100
                                             -----------
                                             387,642,607
                                             ===========
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